Annual Fund Operating Expenses - Class T Shares - Janus Henderson Money Market Fund - Class T	Oct. 28, 2021
Operating Expenses:
Management Fees	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.59%